2. Income Taxes - Reconciliation of Income Taxes (Details) - Quarterly	9 Months Ended
Dec. 31, 2013
Income tax computed at the Federal statutory rate	34.00%
State income tax, net of Federal tax benefit	0.00%
Total	34.00%
Valuation allowance	(34.00%)
Total deferred tax asset	0.00%
Quarterly Member
Income tax computed at the Federal statutory rate	34.00%
State income tax, net of Federal tax benefit	0.00%
Total	34.00%
Valuation allowance	(34.00%)
Total deferred tax asset	0.00%